Total Purchase Price based on Fair Value of Assets and Liabilities Acquired (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Container Purchases Purchase One	Dec. 31, 2011 Container Purchases Purchase Two	Nov. 01, 2010 Container Purchases Purchase Two
Property Subject to or Available for Operating Lease [Line Items]
Containers, net	$ 2,916,673	$ 1,903,855	$ 200,080	$ 178,059	$ 33,978
Other net assets			11,597		2,430
Other net assets	14,614	7,171		9,132
Purchase price			$ 211,677	$ 187,191	$ 36,408